Loans, allowance for loan losses and credit quality (Details) SFr in Millions	12 Months Ended
	Dec. 31, 2016 CHF (SFr) portfolio	Dec. 31, 2015 CHF (SFr)	Dec. 31, 2014 CHF (SFr)	Dec. 31, 2013 CHF (SFr)
Loans
Number of portfolio segments | portfolio	2
Gross loans	SFr 277,043	SFr 274,006
of which held at amortized cost	257,515	253,186	SFr 250,508
of which held at fair value	19,528	20,820
Net (unearned income)/deferred expenses	(129)	(145)
allowance for loan losses	(938)	(866)	(758)	SFr (869)
Net loans	275,976	272,995
Foreign
Loans
Gross loans	118,277	118,235
Switzerland
Loans
Gross loans	158,766	155,771
Corporate and institutional
Loans
Gross loans	131,950	129,130
of which held at amortized cost	112,445	108,331	107,582
allowance for loan losses	(722)	(650)	(507)	(602)
Real estate
Loans
Gross loans	26,016	26,451
of which held at amortized cost	25,556	25,678
Commercial and industrial loans
Loans
Gross loans	83,740	77,767
of which held at amortized cost	73,873	66,219
Financial institutions
Loans
Gross loans	17,921	21,334
of which held at amortized cost	11,689	15,505
Governments and public institutions
Loans
Gross loans	4,273	3,578
of which held at amortized cost	1,327	929
Consumer
Loans
Gross loans	145,093	144,876
of which held at amortized cost	145,070	144,855	142,926
allowance for loan losses	(216)	(216)	(251)	(267)
Mortgages
Loans
Gross loans	104,335	103,164
of which held at amortized cost	104,335	103,164
Loans collateralized by securities
Loans
Gross loans	37,268	37,946
of which held at amortized cost	37,268	37,946
Consumer finance
Loans
Gross loans	3,490	3,766
of which held at amortized cost	3,467	3,745
Bank
Loans
Gross loans	260,542	255,839
of which held at amortized cost	241,014	235,019	233,778
of which held at fair value	19,528	20,820
Net (unearned income)/deferred expenses	(185)	(200)
allowance for loan losses	(816)	(724)	(597)	(691)
Net loans	259,541	254,915
Bank | Foreign
Loans
Gross loans	118,186	118,110
Bank | Switzerland
Loans
Gross loans	142,356	137,729
Bank | Corporate and institutional
Loans
Gross loans	132,830	128,348
of which held at amortized cost	113,325	107,548	107,974
allowance for loan losses	(686)	(611)	(466)	(557)
Bank | Real estate
Loans
Gross loans	23,188	23,561
of which held at amortized cost	22,728	22,789
Bank | Commercial and industrial loans
Loans
Gross loans	81,048	74,967
of which held at amortized cost	71,181	63,420
Bank | Financial institutions
Loans
Gross loans	24,501	26,375
of which held at amortized cost	18,269	20,545
Bank | Governments and public institutions
Loans
Gross loans	4,093	3,445
of which held at amortized cost	1,147	794
Bank | Consumer
Loans
Gross loans	127,712	127,491
of which held at amortized cost	127,689	127,471	125,804
allowance for loan losses	(130)	(113)	SFr (131)	SFr (134)
Bank | Mortgages
Loans
Gross loans	89,800	88,566
of which held at amortized cost	89,800	88,566
Bank | Loans collateralized by securities
Loans
Gross loans	37,087	37,833
of which held at amortized cost	37,087	37,833
Bank | Consumer finance
Loans
Gross loans	825	1,092
of which held at amortized cost	SFr 802	SFr 1,072